CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statement of changes in equity [abstract]
Tax on changes in fair value of equity and debt instruments	₨ 293	₨ 293
Tax effect on Foreign currency translation adjustments	0	0
Tax effect on effective portion of change in fair value of cash flow hedges	288	319
Tax effect on actuarial gains (losses) on defined benefit obligations	₨ (12)	(73)
Reversal from special economic zone reinvestment reserve		₨ 127